Available-for-sale Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Available-for-sale Financial Assets

	As of December 31,
	2016	2017
Current Item:	NT$	NT$
Fund	178,176	—

Non-current Items:
Common Stock	3,087,019	4,135,207
Depositary Shares	528,639	—

	3,615,658	4,135,207